Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2021

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥951,242	¥951,242	¥951,242	¥0	¥0
Restricted cash	128,333	128,333	128,333	0	0
Installment loans (net of allowance for credit losses)	3,613,316	3,631,561	0	166,410	3,465,151
Equity securities*1	396,465	396,465	82,039	223,016	91,410
Trading debt securities	2,654	2,654	0	2,654	0
Available-for-sale debt securities	2,003,917	2,003,917	6,012	1,864,448	133,457
Held-to-maturity debt securities	113,790	139,132	0	115,893	23,239
Other Assets:
Time deposits	4,146	4,146	0	4,146	0
Derivative assets*2	20,752	20,752	0	0	0
Reinsurance recoverables (Investment contracts)	7,299	7,507	0	0	7,507
Liabilities:
Short-term debt	¥307,269	¥307,269	¥0	¥307,269	¥0
Deposits	2,165,293	2,167,449	0	2,167,449	0
Policy liabilities and Policy account balances (Investment contracts)	196,549	196,624	0	0	196,624
Long-term debt	4,416,833	4,442,351	0	1,286,463	3,155,888
Other Liabilities:
Derivative liabilities*2	69,090	69,090	0	0	0

*1	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2021

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,030,893	¥1,030,893	¥1,030,893	¥0	¥0
Restricted cash	130,999	130,999	130,999	0	0
Installment loans (net of allowance for credit losses)	3,616,577	3,610,206	0	171,230	3,438,976
Equity securities*1	390,965	390,965	114,346	184,611	92,008
Trading debt securities	2,483	2,483	0	2,483	0
Available-for-sale debt securities	2,051,245	2,051,245	8,581	1,905,428	137,236
Held-to-maturity debt securities	113,795	139,517	0	115,875	23,642
Other Assets:
Time deposits	4,435	4,435	0	4,435	0
Derivative assets*2	22,007	22,007	0	0	0
Reinsurance recoverables (Investment contracts)	6,758	6,907	0	0	6,907
Liabilities:
Short-term debt	¥493,976	¥493,976	¥0	¥493,976	¥0
Deposits	2,129,531	2,131,750	0	2,131,750	0
Policy liabilities and Policy account balances (Investment contracts)	201,272	201,344	0	0	201,344
Long-term debt	4,351,494	4,377,341	0	1,299,274	3,078,067
Other Liabilities:
Derivative liabilities*2	46,584	46,584	0	0	0

*1	The amount of ¥15,732 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”